Leases	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Leases
10.	Leases

The Group has operating leases mainly for office spaces.

Supplemental balance sheet information related to operating lease was as follows:

	As of June 30,
	2024	2025
	RMB	RMB
Right-of-use assets	588,396	471,078
Amortization of right-of-use assets	(281,066)	(244,706)
Right-of-use assets, net	307,330	226,372

Lease liabilities , current	180,135	219,202
Lease liabilities, non-current	55,454	-
Total lease liabilities	235,589	219,202

Weighted average remaining lease term	1.2 years	1.2 year s
Weighted average discount rate	4.35%	3.63%

Amortization expenses of right-of-use assets for the years ended June 30, 2023, 2024 and 2025 were RMB263,898, RMB281,066 and RMB244,706, respectively.

For the years ended June 30, 2023, 2024 and 2025, the lease expense was as follows:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Operating leases expense excluding short-term lease expense	270,328	286,964	251,303
Short-term lease expense	171,281	32,655	8,160
Total	441,609	319,619	259,463

Because most of the leases do not provide an implicit rate of return, the
Group
used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The following is a schedule of future minimum payments under the
Group
’s operating leases as of June 30, 2025:

For the years ending June 30,	RMB
2026	221,765
Total lease payments	221,765
Less: imputed interest	2,563
Total	219,202